Equity - Schedule of Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Equity - Acquired Share capital PureTech LLC [Line Items]
Share capital	$ 5,461	$ 5,455
Share premium	290,262	289,624
Treasury stock	(44,626)	(26,492)
Merger reserve	138,506	138,506
Translation reserve	182	89
Other reserve	(9,538)	(14,478)
Retained earnings/(accumulated deficit)	83,820	149,516
Equity attributable to the owners of the Group	464,066	542,220
Non-controlling interests	(5,835)	5,369
Total equity	$ 458,232	$ 547,589			$ 584,147	$ 653,539
Par value per share (in GBP per share) | £ / shares			£ 0.01	£ 0.01
Number of shares issued and fully paid (in shares) | shares	271,853,731	278,566,306
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Treasury shares (in shares) | shares	17,614,428	10,595,347